Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Derivative Financial Instruments

12. DERIVATIVE FINANCIAL INSTRUMENTS

a) Use of derivatives

The Santander UK group transacts derivatives for four primary purposes:

–	To manage the portfolio risks arising from customer business
–	To manage and hedge the Santander UK group’s own risks
–	To create risk management solutions for customers
–	To generate profits through sales activities.

Under IAS 39, all derivatives are classified as ‘held for trading’ (except for derivatives which are designated as effective hedging instruments in accordance with the detailed requirements of IAS 39) even if this is not the purpose of the transaction. The held for trading classification therefore includes two types of derivatives:

–	Those used in sales activities and those providing risk solutions for customers
–	Those used for own risk management purposes but, for various reasons, either the Santander UK group does not elect to claim hedge accounting for or they do not meet the qualifying criteria for hedge accounting. These consist of:

–	Non-qualifying hedging derivatives (economic hedges), whose terms match other on-balance sheet instruments but do not meet the technical criteria for hedge accounting, or which use natural offsets within other on-balance sheet instruments containing the same risk features as part of an integrated approach to risk management, and hence do not require the application of hedge accounting to achieve a reduction in income statement volatility
–	Derivatives managed in conjunction with financial instruments designated at fair value (the fair value option). The fair value option is described more fully in the Accounting Policy ‘Financial assets’ and Notes 13 and 24. The Santander UK group’s business model is primarily structured to maximise use of the fair value option, rather than electing to apply hedge accounting, in order to reduce the administrative burden on the Santander UK group associated with complying with the detailed hedge accounting requirements of IAS 39
–	Derivatives that do not meet the qualifying criteria for hedge accounting, including ineffective hedging derivatives and any components of hedging derivatives that are excluded from assessing hedge effectiveness
–	Derivative contracts that represent the closing-out of existing positions through the use of matching deals.

The following table summarises the activities undertaken, the related risks associated with such activities and the types of derivatives used in managing such risks. These risks may also be managed using on-balance sheet instruments as part of an integrated approach to risk management.

Activity	Risk	Type of derivative
Management of the return on variable rate assets financed by shareholders’ funds and net non-interest-bearing liabilities.	Reduced profitability due to falls in interest rates.	Receive fixed interest rate swaps.
Management of the basis between administered rate assets and liabilities and wholesale market rates.	Reduced profitability due to adverse changes in the basis spread.	Basis swaps.
Management of repricing profile of wholesale funding.	Reduced profitability due to adverse movement in wholesale interest rates when large volumes of wholesale funding are repriced.	Forward rate agreements.
Fixed rate lending and investments.	Sensitivity to increases in interest rates.	Pay fixed interest rate swaps.
Fixed rate retail and wholesale funding.	Sensitivity to falls in interest rates.	Receive fixed interest rate swaps.
Equity-linked retail funding.	Sensitivity to increases in equity market indices.	Receive equity swaps.
Management of other net interest income on retail activities.	Sensitivity of income to changes in interest rates.	Interest rate swaps.
Issuance of products with embedded equity options.	Sensitivity to changes in underlying index and index volatility causing option exercise.	Interest rate swaps combined with equity options.
Lending and investments.	Sensitivity to weakening credit quality.	Purchase credit default swaps and total return swaps.
Borrowing funds in foreign currencies.	Sensitivity to changes in foreign exchange rates.	Cross currency swaps.
Lending and issuance of products with embedded interest rate options.	Sensitivity to changes in underlying rate and rate volatility causing option exercise.	Interest rate swaps plus caps/floors.
Investment in, and issuance of, bonds with put/call features.	Sensitivity to changes in rates causing option exercise.	Interest rate swaps combined with swaptions(1) and other matched options.
Management of the cost of offering sharesave schemes to employees.	Reduced profitability due to increases in the Banco Santander SA share price.	Equity options and equity forwards.

(1)	A swaption is an option on a swap that gives the holder the right but not the obligation to buy or sell a swap.

The Santander UK group’s derivative activities do not give rise to significant open positions in portfolios of derivatives. Any residual position is managed to ensure that it remains within acceptable risk levels, with matching deals being utilised to achieve this where necessary. When entering into derivative transactions, the Santander UK group employs the same credit risk management procedures to assess and approve potential credit exposures that are used for traditional lending.

b) Trading derivatives

Most of the Santander UK group’s derivative transactions relate to sales activities and derivative contracts that represent the closing-out of existing positions through the use of matching deals. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Limited positions may be traded actively or be held over a period of time to benefit from expected changes in exchange rates, interest rates, equity prices or other market parameters. Trading includes market-making, positioning and arbitrage activities. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenues based on spread and volume; positioning means managing market risk positions in the expectation of benefiting from favourable movements in prices, rates or indices; arbitrage involves identifying and profiting from price differentials between markets and products.

Commercial Banking and Global Corporate Banking deal with customers who wish to enter into derivative contracts. Any market risk arising from such transactions is hedged by Global Corporate Banking. Global Corporate Banking is responsible for implementing Santander UK group derivative hedging with the external market together with its own trading activities. For trading activities, its objectives are to gain value by:

–	Marketing derivatives to end users and hedging the resulting exposures efficiently
–	The management of trading exposure reflected on the Santander UK group’s balance sheet.

c) Hedging derivatives

The Santander UK group uses derivatives (principally interest rate swaps and cross-currency swaps) for hedging purposes in the management of its own asset and liability portfolios, including fixed-rate lending, fixed-rate asset purchases, medium-term note issues, capital issues, and structural positions. This enables the Santander UK group to optimise the overall cost to it of accessing debt capital markets, and to mitigate the market risk which would otherwise arise from structural imbalances in the maturity and other profiles of its assets and liabilities. Such risks may also be managed using natural offsets within other on-balance sheet instruments as part of an integrated approach to risk management.

Derivative products which are combinations of more basic derivatives (such as swaps with embedded option features), or which have leverage features, may be used in circumstances where the underlying position being hedged contains the same risk features. In such cases, the derivative used will be structured to match the risks of the underlying asset or liability. Exposure to market risk on such contracts is therefore hedged.

d) Analysis of derivative financial instruments

The contract/notional amounts of derivatives in the tables below indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent actual exposures.

			2017			2016
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	144,160	2,559	4,130	165,521	3,664	6,022
Interest rate contracts	863,151	11,612	11,140	942,798	14,117	14,341
Equity and credit contracts	19,814	888	693	15,325	1,321	860
Total derivatives held for trading	1,027,125	15,059	15,963	1,123,644	19,102	21,223

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	2,641	312	6	3,819	751	–
Interest rate contracts	59,610	1,272	1,470	70,849	1,578	1,790
Equity derivative contracts	16	–	4	74	4	–
	62,267	1,584	1,480	74,742	2,333	1,790
Designated as cash flow hedges:
Exchange rate contracts	23,117	3,206	55	23,786	3,907	8
Interest rate contracts	12,884	84	115	12,683	120	82
Equity derivative contracts	26	9	–	24	9	–
	36,027	3,299	170	36,493	4,036	90
Total derivatives held for hedging	98,294	4,883	1,650	111,235	6,369	1,880
Total derivative financial instruments	1,125,419	19,942	17,613	1,234,879	25,471	23,103

Derivative assets and liabilities are reported on a gross basis on the balance sheet unless there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis, or to realise the assets and settle the liabilities simultaneously. Further information about offsetting is presented in Note 38.

The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
	Traded on	Settled	Not settled		Traded on		Traded on
	recognised	by central	by central		recognised	Traded over	recognised	Traded over
	exchanges	counterparties	counterparties	Total	exchanges	the counter	exchanges	the counter
2017	£m	£m	£m	£m	£m	£m	£m	£m
Exchange rate contracts	–	–	169,918	169,918	–	6,077	–	4,191
Interest rate contracts	71,618	626,600	237,427	935,645	–	12,968	–	12,725
Equity and credit contracts	30	–	19,826	19,856	–	897	1	696
	71,648	626,600	427,171	1,125,419	–	19,942	1	17,612

2016
Exchange rate contracts	–	–	193,126	193,126	–	8,322	–	6,030
Interest rate contracts	69,501	725,626	231,203	1,026,330	1	15,814	–	16,213
Equity and credit contracts	34	–	15,389	15,423	–	1,334	1	859
	69,535	725,626	439,718	1,234,879	1	25,470	1	23,102

e) Analysis of derivatives designated as hedges

Net gains or losses arising from fair value and cash flow hedges included in net trading and other income

	2017	2016	2015
	£m	£m	£m
Fair value hedging:
Gains/(losses) on hedging instruments	56	(274)	(26)
(Losses)/gains on hedged items attributable to hedged risks	(2)	335	87
Fair value hedging ineffectiveness	54	61	61
Cash flow hedging ineffectiveness	(49)	(33)	(81)
	5	28	(20)

Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, in connection with certain mortgage assets, covered bond issuances, and subordinated and senior debt securities in issue. The gains or losses arising on these assets and liabilities are presented in the table above on a combined basis.

Hedged cash flows

The following table shows when the hedged cash flows are expected to affect the income statement for designated cash flow hedges.

	Up to 1	1 to 2	2 to 3	3 to 4	4 to 5	Over 5
	year	years	years	years	years	years	Total
2017	£m	£m	£m	£m	£m	£m	£m
Forecast receivable cash flows	275	280	262	197	160	668	1,842
Forecast payable cash flows	(3,486)	(5,288)	(3,912)	(3,572)	(2,224)	(7,364)	(25,846)

2016
Forecast receivable cash flows	240	220	217	202	146	668	1,693
Forecast payable cash flows	(4,059)	(3,392)	(3,681)	(2,998)	(2,274)	(5,611)	(22,015)

There were no transactions for which cash flow hedge accounting had to be ceased during the years ended 31 December 2017 and 2016 as a result of the cash flows no longer being expected to occur. In 2015, there was one cash flow hedge of equity price risk for which hedge accounting ceased as a result of the cash flows no longer being expected to occur.

During the year, gains and losses transferred from the cash flow hedging reserve to net interest income were a net gain of £183m (2016: £167m, 2015: £157m) and to net trading and other income were a net loss of £89m (2016: gain of £3,909m, 2015: loss of £462m).